SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 111,977	$ 109,583
Depreciation expenses	3,636	2,781	$ 2,069
Expenditure for segment assets	5,894	3,347	2,475
Oem Of Heat Transfer Solutions And Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	28,885	29,440
Depreciation expenses	1,199	1,127	1,027
Expenditure for segment assets	1,437	1,075	1,126
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	34,729	28,400
Depreciation expenses	898	789	675
Expenditure for segment assets	1,266	1,400	810
MRO Services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	27,246	24,170
Depreciation expenses	542	669	367
Expenditure for segment assets	2,686	821	539
Overhaul and Coating of Jet Engine Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	11,616	11,635
Depreciation expenses	997	196
Expenditure for segment assets	505	51
Segment Reconciling Items [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 9,500	$ 15,938
Depreciation expenses
Expenditure for segment assets